Fair Value Measurements - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP 001 | Level 1, Level 2 and Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Fair value measurements amount of transfers between levels	$ 0	$ 0